Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	31,000,000	31,000,000
Common stock, shares issued	4,039,535	3,427,555
Common stock, shares outstanding	4,039,535	3,427,555
Allowances for doubtful accounts	$ 929,800	$ 404,755
Temporary Equity, Shares Authorized		400,000
Treasury Stock, Shares	650,000	650,000
ECP Environmental Growth Opportunities Corp
Common stock subject to possible redemption, value	$ 10.00	$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock | ECP Environmental Growth Opportunities Corp
Common stock subject to possible redemption	34,500,000	34,500,000
Common stock subject to possible redemption, Par value	$ 0.0001	$ 0.0001
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class B Common Stock | ECP Environmental Growth Opportunities Corp
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000
Series Seed Preferred Stock [Member]
Common stock subject to possible redemption, Par value	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	400,000	400,000
Temporary Equity, Shares Issued	400,000	400,000
Temporary Equity, Shares Outstanding	400,000	400,000
Temporary Equity, Liquidation Preference	$ 1,892,812	$ 1,892,812
Series Seed One Preferred Stock [Member]
Common stock subject to possible redemption, Par value	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	515,779	515,779
Temporary Equity, Shares Issued	515,779	515,779
Temporary Equity, Shares Outstanding	515,779	515,779
Temporary Equity, Liquidation Preference	$ 2,892,300	$ 2,892,300
Series A One Preferred Stock [Member]
Common stock subject to possible redemption, Par value	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	5,706,349	5,706,349
Temporary Equity, Shares Issued	5,706,349	5,706,349
Temporary Equity, Shares Outstanding	5,706,349	5,706,349
Temporary Equity, Liquidation Preference	$ 5,714,281	$ 5,714,281
Series A Two Preferred Stock [Member]
Common stock subject to possible redemption, Par value	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	2,574,478	2,574,478
Temporary Equity, Shares Issued	2,574,478	2,574,478
Temporary Equity, Shares Outstanding	2,574,478	2,574,478
Temporary Equity, Liquidation Preference	$ 2,778,882	$ 2,778,882
Series A Three Preferred Stock [Member]
Common stock subject to possible redemption, Par value	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	2,713,324	2,713,324
Temporary Equity, Shares Issued	2,621,569	2,621,569
Temporary Equity, Shares Outstanding	2,621,569	2,621,569
Temporary Equity, Liquidation Preference	$ 4,285,715	$ 4,285,715
Series B Preferred Stock [Member]
Common stock subject to possible redemption, Par value	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	5,131,673	5,131,673
Temporary Equity, Shares Issued	4,205,059	4,205,059
Temporary Equity, Shares Outstanding	4,205,059	4,205,059
Temporary Equity, Liquidation Preference	$ 56,726,260	$ 56,726,260